DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

(in thousands of $)	2021	2020
$304.0 million term loan and revolving facility	235,315	304,014
$93.75 million term loan	77,314	83,888
$131.79 million term loan	98,681	114,036
$155.3 million term loan	121,573	142,400
$120.0 million term loan	81,071	99,661
$420.0 million term loan	280,387	310,023
$260.0 million lease financing	256,905	—
$175.0 million term loan and revolving facility	122,477	—
Total U.S. dollar denominated floating rate debt	1,273,723	1,054,022
Deferred charges	(11,378)	(8,539)
Total debt	1,262,345	1,045,483
Current portion of debt	(105,864)	(87,831)
Long-term portion of debt	1,156,481	957,652

Schedule of Debt
Movements in 2021 and 2020 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance as of December 31, 2019	1,122,148	(8,278)	1,113,870
Loan repayments	(390,138)	—	(390,138)
Loan draw downs	322,012	—	322,012
Capitalization of debt issuance cost, net of amortization	—	(261)	(261)
Balance as of December 31, 2020	1,054,022	(8,539)	1,045,483
Loan repayments	(628,900)	—	(628,900)
Loan draw downs	848,601	—	848,601
Capitalization of debt issuance cost, net of amortization	—	(2,839)	(2,839)
Balance as of December 31, 2021	1,273,723	(11,378)	1,262,345

Schedule of Maturities of Long-term Debt	The outstanding debt as of December 31, 2021 is repayable as follows:

(in thousands of $)
2022	105,864
2023	326,979
2024	288,277
2025	263,108
2026	94,497
Thereafter	194,998
Total U.S. dollar denominated floating rate debt	1,273,723
Deferred charges	(11,378)
Total debt	1,262,345